Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (60,167)	$ (2,277,092)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	29,471	500,965
Amortization of right-of-use assets	121,748	3,317,679
Loss from disposal of property and equipment		3,616
Bad debt direct write-off and provision	141,881	(188,407)
Amounts due from related parties		(18,047)
Change in operating assets and liabilities:
Accounts receivable	1,877,413	638,840
Inventories	757,973	(2,004,377)
Other receivables	590,480	(138,098)
Advances to suppliers	(876,673)	(174,699)
Other current assets	746,969	(178,213)
Long term deposit		107,202
Other noncurrent assets	23,424	5,289
Accounts payable	1,750,640	(5,164,733)
Customer deposits	306,974	(57,032)
Taxes payable	12,736	(187,770)
Operating lease liabilities		(2,921,133)
Other payables and accrued liabilities	(76,235)	(1,218,807)
Net cash provided by (used in) operating activities	5,346,634	(9,954,817)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of equipment		(154,473)
Purchases of intangible assets		(347)
Additions to leasehold improvements		(275,466)
Net cash used in investing activities		(430,286)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable	8,999,701	31,850,735
Repayment of notes payable	(14,865,513)	(31,755,498)
Proceeds from sale of shares and warrants		7,633,000
Repayment of other payables-related parties		99,800
Net cash (used in) provided by financing activities	(5,865,812)	7,828,037
EFFECT OF EXCHANGE RATE ON CASH	23,463	775,802
DECREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(495,715)	(1,781,264)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, beginning of period	18,541,075	32,874,171
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, end of period	18,045,360	31,092,907
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest		4,471
Cash paid for income taxes	$ 49,020	$ 44,988